UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10407

Master Portfolio Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: August 31

Date of reporting period: August 31, 2020

ITEM 1.	REPORT TO STOCKHOLDERS.

The Annual Report to Stockholders is filed herewith.

Schedule of investments

August 31, 2020

Government Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Short-Term Investments — 102.4%
U.S. Government Agencies — 45.2%
Federal Farm Credit Bank (FFCB) (1 mo. USD LIBOR + 0.035%)	0.187%	9/18/20	$70,000,000	$69,998,970	(a)
Federal Farm Credit Bank (FFCB) (1 mo. USD LIBOR)	0.175%	9/25/20	48,825,000	48,825,015	(a)
Federal Farm Credit Bank (FFCB) (1 mo. USD LIBOR - 0.045%)	0.110%	10/9/20	196,950,000	196,939,003	(a)
Federal Farm Credit Bank (FFCB) (1 mo. USD LIBOR + 0.040%)	0.198%	10/20/20	112,300,000	112,294,339	(a)
Federal Farm Credit Bank (FFCB) (3 mo. U.S. Treasury Money Market Yield + 0.050%)	0.155%	10/21/20	75,000,000	75,000,000	(a)
Federal Farm Credit Bank (FFCB) (3 mo. USD LIBOR - 0.135%)	0.135%	10/29/20	49,350,000	49,349,097	(a)
Federal Farm Credit Bank (FFCB) (Federal Reserve Bank Prime Loan Rate - 2.915%)	0.335%	12/17/20	65,000,000	64,999,031	(a)
Federal Farm Credit Bank (FFCB) (3 mo. USD LIBOR - 0.080%)	0.195%	1/15/21	48,700,000	48,701,366	(a)
Federal Farm Credit Bank (FFCB) (1 mo. USD LIBOR + 0.040%)	0.196%	1/28/21	25,000,000	24,998,360	(a)
Federal Farm Credit Bank (FFCB) (3 mo. U.S. Treasury Money Market Yield + 0.130%)	0.230%	2/8/21	50,000,000	49,981,403	(a)
Federal Farm Credit Bank (FFCB) (Federal Reserve Bank Prime Loan Rate - 3.075%)	0.175%	2/9/21	99,750,000	99,727,978	(a)
Federal Farm Credit Bank (FFCB) (1 mo. USD LIBOR + 0.080%)	0.235%	2/10/21	195,440,000	195,440,540	(a)
Federal Farm Credit Bank (FFCB) (1 mo. USD LIBOR + 0.050%)	0.212%	2/16/21	204,415,000	204,397,789	(a)
Federal Farm Credit Bank (FFCB) (1 mo. USD LIBOR + 0.090%)	0.261%	4/21/21	43,000,000	43,012,337	(a)
Federal Farm Credit Bank (FFCB) (3 mo. USD LIBOR - 0.035%)	0.233%	4/30/21	30,000,000	30,000,000	(a)
Federal Farm Credit Bank (FFCB) (1 mo. USD LIBOR + 0.020%)	0.178%	6/14/21	100,000,000	99,993,558	(a)
Federal Farm Credit Bank (FFCB) (SOFR + 0.090%)	0.160%	7/15/21	45,000,000	45,000,000	(a)
Federal Farm Credit Bank (FFCB) (Federal Reserve Bank Prime Loan Rate - 3.030%)	0.220%	9/3/21	105,000,000	104,882,355	(a)
Federal Farm Credit Bank (FFCB) (1 mo. USD LIBOR + 0.090%)	0.254%	9/13/21	45,000,000	45,000,000	(a)
Federal Farm Credit Bank (FFCB) (1 mo. USD LIBOR + 0.100%)	0.283%	10/22/21	150,000,000	150,002,183	(a)

See Notes to Financial Statements.

Government Portfolio 2020 Annual Report	39

Schedule of investments (cont’d)

August 31, 2020

Government Portfolio

Security	Rate	Maturity Date	Face Amount	Value
U.S. Government Agencies — continued
Federal Farm Credit Bank (FFCB) (1 mo. USD LIBOR + 0.110%)	0.265%	12/10/21	$100,000,000	$100,000,000	(a)
Federal Farm Credit Bank (FFCB) (3 mo. USD LIBOR - 0.090%)	0.231%	12/16/21	120,000,000	120,043,808	(a)
Federal Farm Credit Bank (FFCB), Discount Notes	0.392%	9/8/20	50,000,000	49,995,722	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	0.480%	9/17/20	250,000,000	249,944,445	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	0.197%	10/2/20	25,000,000	24,995,694	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	0.515%	10/6/20	250,000,000	249,873,611	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	0.245%	10/22/20	130,000,000	129,954,808	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	0.522%	11/2/20	25,000,000	24,977,611	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	0.523%	11/10/20	120,000,000	119,878,667	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	0.523%	11/13/20	50,000,000	49,947,278	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	0.554%	11/16/20	51,325,000	51,265,406	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	0.161%	11/19/20	87,000,000	86,969,453	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	0.141%	11/23/20	20,000,000	19,993,544	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	0.525%	12/14/20	25,000,000	24,962,444	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	0.404%	12/15/20	65,000,000	64,924,167	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	0.487%	3/12/21	100,000,000	99,744,000	(b)
Federal Home Loan Bank (FHLB)	1.625%	9/11/20	40,000,000	40,014,108
Federal Home Loan Bank (FHLB) (SOFR + 0.045%)	0.115%	9/28/20	40,000,000	40,000,274	(a)
Federal Home Loan Bank (FHLB) (SOFR + 0.120%)	0.190%	10/7/20	69,000,000	69,000,000	(a)
Federal Home Loan Bank (FHLB) (3 mo. USD LIBOR - 0.175%)	0.072%	10/28/20	343,420,000	343,402,058	(a)
Federal Home Loan Bank (FHLB) (1 mo. USD LIBOR - 0.040%)	0.121%	12/18/20	500,000,000	500,000,000	(a)

See Notes to Financial Statements.

40	Government Portfolio 2020 Annual Report

Government Portfolio

Security	Rate	Maturity Date	Face Amount	Value
U.S. Government Agencies — continued
Federal Home Loan Bank (FHLB) (3 mo. USD LIBOR - 0.135%)	0.173%	12/18/20	$51,300,000	$51,309,633	(a)
Federal Home Loan Bank (FHLB) (3 mo. USD LIBOR - 0.135%)	0.164%	1/4/21	25,290,000	25,303,069	(a)
Federal Home Loan Bank (FHLB) (SOFR + 0.115%)	0.185%	3/12/21	75,000,000	74,999,851	(a)
Federal Home Loan Bank (FHLB) (SOFR + 0.110%)	0.180%	3/25/21	150,000,000	150,000,000	(a)
Federal Home Loan Bank (FHLB) (3 mo. USD LIBOR - 0.135%)	0.133%	4/14/21	260,000,000	260,000,000	(a)
Federal Home Loan Bank (FHLB)	0.150%	4/27/21	143,760,000	143,757,979
Federal Home Loan Bank (FHLB)	0.150%	4/27/21	100,000,000	99,998,594
Federal Home Loan Bank (FHLB) (SOFR + 0.100%)	0.170%	7/9/21	150,000,000	150,000,000	(a)
Federal Home Loan Bank (FHLB) (SOFR + 0.085%)	0.155%	5/20/22	100,000,000	100,000,000	(a)
Federal Home Loan Bank (FHLB) (SOFR + 0.090%)	0.160%	7/29/22	150,000,000	150,000,000	(a)
Federal Home Loan Bank (FHLB), Discount Notes	0.197%	9/3/20	200,000,000	199,996,778	(b)
Federal Home Loan Bank (FHLB), Discount Notes	0.398%	9/9/20	100,000,000	99,990,222	(b)
Federal Home Loan Bank (FHLB), Discount Notes	0.408%	9/11/20	139,000,000	138,983,011	(b)
Federal Home Loan Bank (FHLB), Discount Notes	0.433%	9/18/20	100,000,000	99,978,750	(b)
Federal Home Loan Bank (FHLB), Discount Notes	0.513%	10/1/20	150,000,000	149,935,000	(b)
Federal Home Loan Bank (FHLB), Discount Notes	0.269%	10/15/20	130,000,000	129,957,100	(b)
Federal Home Loan Bank (FHLB), Discount Notes	0.250%	10/26/20	120,000,000	119,954,167	(b)
Federal Home Loan Bank (FHLB), Discount Notes	0.342%	11/23/20	150,000,000	149,882,417	(b)
Federal Home Loan Bank (FHLB), Discount Notes	0.525%	12/1/20	200,000,000	199,737,111	(b)
Federal Home Loan Bank (FHLB), Discount Notes	0.303%	12/17/20	310,000,000	309,723,583	(b)
Federal Home Loan Bank (FHLB), Discount Notes	0.447%	3/19/21	125,000,000	124,695,972	(b)

See Notes to Financial Statements.

Government Portfolio 2020 Annual Report	41

Schedule of investments (cont’d)

August 31, 2020

Government Portfolio

Security	Rate	Maturity Date	Face Amount	Value
U.S. Government Agencies — continued
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.269%	10/19/20	$9,900,000	$9,896,436	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Notes (SOFR + 0.010%)	0.080%	9/3/20	35,000,000	35,000,000	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Notes (SOFR + 0.040%)	0.110%	9/10/20	50,000,000	50,000,000	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Notes (SOFR + 0.300%)	0.370%	6/30/21	150,000,000	150,000,000	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Notes (SOFR + 0.160%)	0.230%	4/20/22	150,000,000	150,000,000	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Notes (SOFR + 0.190%)	0.260%	5/11/22	250,000,000	250,000,000	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Notes (SOFR + 0.100%)	0.170%	8/19/22	100,000,000	100,000,000	(a)
Federal National Mortgage Association (FNMA), Discount Notes	0.112%	9/2/20	214,286,000	214,284,691	(b)
Federal National Mortgage Association (FNMA), Discount Notes	0.238%	9/15/20	120,000,000	119,988,333	(b)
Federal National Mortgage Association (FNMA), Discount Notes	0.242%	9/23/20	100,000,000	99,984,783	(b)
Federal National Mortgage Association (FNMA), Notes (SOFR + 0.075%)	0.145%	10/30/20	65,000,000	65,001,748	(a)
Federal National Mortgage Association (FNMA), Notes (SOFR + 0.310%)	0.380%	10/25/21	100,000,000	100,000,000	(a)
Federal National Mortgage Association (FNMA), Notes (SOFR + 0.100%)	0.170%	12/3/21	118,100,000	117,949,777	(a)
Federal National Mortgage Association (FNMA), Notes (SOFR + 0.120%)	0.190%	7/29/22	42,000,000	42,000,000	(a)
Total U.S. Government Agencies				8,650,739,427
U.S. Treasury Bills — 22.9%
U.S. Cash Management Bill	0.191%	11/17/20	250,000,000	249,898,402	(b)
U.S. Cash Management Bill	0.156%	12/15/20	470,000,000	469,787,519	(b)
U.S. Cash Management Bill	0.116%	1/26/21	50,000,000	49,976,521	(b)
U.S. Cash Management Bill	0.113%	2/2/21	300,000,000	299,856,907	(b)
U.S. Treasury Bills	0.047%	9/3/20	350,000,000	349,998,639	(b)
U.S. Treasury Bills	0.222%	9/15/20	225,000,000	224,979,583	(b)
U.S. Treasury Bills	0.078%	9/22/20	300,000,000	299,986,000	(b)
U.S. Treasury Bills	0.084%	10/1/20	250,000,000	249,982,291	(b)
U.S. Treasury Bills	0.099%	10/6/20	127,700,000	127,687,584	(b)
U.S. Treasury Bills	0.179%	10/15/20	215,000,000	214,952,700	(b)

See Notes to Financial Statements.

42	Government Portfolio 2020 Annual Report

Government Portfolio

Security	Rate	Maturity Date	Face Amount	Value
U.S. Treasury Bills — continued
U.S. Treasury Bills	0.155%	10/20/20	$250,000,000	$249,947,257	(b)
U.S. Treasury Bills	0.145%	10/27/20	200,000,000	199,954,889	(b)
U.S. Treasury Bills	0.156%	11/12/20	250,000,000	249,922,500	(b)
U.S. Treasury Bills	0.111%	12/17/20	280,000,000	279,908,456	(b)
U.S. Treasury Bills	0.111%	1/14/21	100,000,000	99,958,750	(b)
U.S. Treasury Bills	0.132%	1/21/21	170,000,000	169,912,493	(b)
U.S. Treasury Bills	0.162%	1/28/21	100,000,000	99,933,778	(b)
U.S. Treasury Bills	0.121%	2/25/21	100,000,000	99,941,000	(b)
U.S. Treasury Bills	0.115%	3/4/21	300,700,000	300,525,176	(b)
U.S. Treasury Bills	0.200%	6/17/21	100,000,000	99,841,452	(b)
Total U.S. Treasury Bills				4,386,951,897
U.S. Treasury Notes — 3.9%
U.S. Treasury Notes	1.375%	9/30/20	143,000,000	142,973,709
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.045%)	0.150%	10/31/20	100,000,000	99,985,005	(a)
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.115%)	0.220%	1/31/21	25,000,000	24,996,850	(a)
U.S. Treasury Notes	2.250%	3/31/21	100,000,000	101,101,551
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.139%)	0.244%	4/30/21	100,000,000	100,002,525	(a)
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.114%)	0.219%	4/30/22	270,000,000	270,228,867	(a)
Total U.S. Treasury Notes				739,288,507
Repurchase Agreements — 30.4%
Bank of America N.A. tri-party repurchase agreement dated 8/31/20; Proceeds at Maturity — $100,000,194; (Fully collateralized by various U.S. government obligations, 0.125% to 2.875% due 7/31/22 to 5/15/43; Market value — $102,000,028)	0.070%	9/1/20	100,000,000	100,000,000
Bank of Montreal tri-party repurchase agreement dated 8/31/20; Proceeds at Maturity — $125,000,243; (Fully collateralized by various U.S. government obligations, 0.000% to 3.875% due 1/15/26 to 11/15/49; Market value — $127,500,096)	0.070%	9/1/20	125,000,000	125,000,000

See Notes to Financial Statements.

Government Portfolio 2020 Annual Report	43

Schedule of investments (cont’d)

August 31, 2020

Government Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Repurchase Agreements — continued
Bank of Montreal tri-party repurchase agreement dated 8/31/20; Proceeds at Maturity — $150,000,292; (Fully collateralized by various U.S. government obligations, 1.210% to 6.000% due 8/1/30 to 12/15/56; Market value — $153,000,000)	0.070%	9/1/20	$150,000,000	$150,000,000
Barclays Capital Inc. tri-party repurchase agreement dated 8/31/20; Proceeds at Maturity — $100,000,194; (Fully collateralized by various U.S. government obligations, 0.000% due 5/15/26 to 8/15/47; Market value — $103,000,061)	0.070%	9/1/20	100,000,000	100,000,000
BNP Paribas tri-party repurchase agreement dated 8/31/20; Proceeds at Maturity — $100,000,194; (Fully collateralized by various U.S. government obligations, 0.000% to 2.125% due 1/31/23 to 5/15/44; Market value — $102,000,000)	0.070%	9/1/20	100,000,000	100,000,000
BNP Paribas tri-party repurchase agreement dated 8/31/20; Proceeds at Maturity — $150,000,375; (Fully collateralized by various U.S. government obligations, 0.000% to 7.500% due 1/31/21 to 8/1/50; Market value — $153,000,074)	0.090%	9/1/20	150,000,000	150,000,000
Canadian Imperial Bank of Commerce tri-party repurchase agreement dated 8/14/20; Proceeds at Maturity — $100,003,889; (Fully collateralized by various U.S. government obligations, 2.375% to 4.500% due 1/1/29 to 7/1/50; Market value — $102,005,160)	0.100%	9/14/20	100,000,000	100,000,000
Canadian Imperial Bank of Commerce tri-party repurchase agreement dated 8/20/20; Proceeds at Maturity — $300,015,750; (Fully collateralized by various U.S. government obligations, 2.500% to 5.500% due 10/1/28 to 7/1/50; Market value — $306,009,180)	0.090%	9/21/20	300,000,000	300,000,000
Canadian Imperial Bank of Commerce tri-party repurchase agreement dated 8/31/20; Proceeds at Maturity — $200,000,500; (Fully collateralized by various U.S. government obligations, 2.000% to 5.000% due 1/1/29 to 6/1/50; Market value — $204,000,510)	0.090%	9/1/20	200,000,000	200,000,000

See Notes to Financial Statements.

44	Government Portfolio 2020 Annual Report

Government Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Repurchase Agreements — continued
Credit Agricole SA tri-party repurchase agreement dated 8/17/20; Proceeds at Maturity — $150,005,833; (Fully collateralized by U.S. government obligation, 3.000% due 11/15/45; Market value — $153,000,127)	0.100%	9/14/20	$150,000,000	$150,000,000
Credit Agricole SA tri-party repurchase agreement dated 8/31/20; Proceeds at Maturity — $150,000,292; (Fully collateralized by U.S. government obligation, 3.000% due 11/15/45; Market value — $153,000,127)	0.070%	9/1/20	150,000,000	150,000,000
Fixed Income Clearing Corp. tri-party repurchase agreement dated 8/31/20; Proceeds at Maturity — $100,000,194; (Fully collateralized by U.S. government obligation, 0.625% due 5/15/30; Market value — $102,000,025)	0.070%	9/1/20	100,000,000	100,000,000
HSBC Bank USA tri-party repurchase agreement dated 8/31/20; Proceeds at Maturity — $100,000,194; (Fully collateralized by various U.S. government obligations, 0.000% to 0.125% due 9/3/20 to 8/31/22; Market value — $102,000,268)	0.070%	9/1/20	100,000,000	100,000,000
ING Financial Markets LLC tri-party repurchase agreement dated 6/17/20; Proceeds at Maturity — $200,017,778; (Fully collateralized by various U.S. government obligations, 2.500% to 4.500% due 8/1/40 to 9/1/57; Market value — $204,000,001)	0.200%	9/16/20	200,000,000	200,000,000
ING Financial Markets LLC tri-party repurchase agreement dated 8/18/20; Proceeds at Maturity — $100,005,667; (Fully collateralized by various U.S. government obligations, 2.500% to 5.000% due 4/1/42 to 7/1/50; Market value — $102,000,000)	0.120%	9/17/20	100,000,000	100,000,000
ING Financial Markets LLC tri-party repurchase agreement dated 8/31/20; Proceeds at Maturity — $64,000,124; (Fully collateralized by various U.S. government obligations, 0.125% to 3.125% due 9/30/21 to 5/15/49; Market value — $65,280,028)	0.070%	9/1/20	64,000,000	64,000,000

See Notes to Financial Statements.

Government Portfolio 2020 Annual Report	45

Schedule of investments (cont’d)

August 31, 2020

Government Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Repurchase Agreements — continued
ING Financial Markets LLC tri-party repurchase agreement dated 8/31/20; Proceeds at Maturity — $100,000,194; (Fully collateralized by various U.S. government obligations, 0.000% to 3.125% due 10/13/20 to 5/15/48; Market value — $102,000,008)	0.070%	9/1/20	$100,000,000	$100,000,000
ING Financial Markets LLC tri-party repurchase agreement dated 8/31/20; Proceeds at Maturity — $100,000,250; (Fully collateralized by various U.S. government obligations, 2.500% to 4.500% due 5/1/42 to 7/1/50; Market value — $102,000,000)	0.090%	9/1/20	100,000,000	100,000,000
ING Financial Markets LLC tri-party repurchase agreement dated 8/5/20; Proceeds at Maturity — $150,001,833; (Fully collateralized by various U.S. government obligations, 2.500% to 5.000% due 8/1/34 to 5/1/58; Market value — $153,000,000)	0.110%	9/4/20	150,000,000	150,000,000
JP Morgan Securities LLC tri-party repurchase agreement dated 8/25/20; Proceeds at Maturity — $300,000,750; (Fully collateralized by U.S. government obligation, 0.000% due 9/17/20; Market value — $306,005,435)	0.090%	9/1/20	300,000,000	300,000,000
JP Morgan Securities LLC tri-party repurchase agreement dated 8/28/20; Proceeds at Maturity — $500,004,444; (Fully collateralized by various U.S. government obligations, 1.125% to 1.375% due 1/15/21 to 1/31/21; Market value — $510,004,569)	0.080%	9/4/20	500,000,000	500,000,000
JP Morgan Securities LLC tri-party repurchase agreement dated 8/31/20; Proceeds at Maturity — $101,145,197; (Fully collateralized by U.S. government obligation, 0.125% due 4/15/21; Market value — $103,168,135)	0.070%	9/1/20	101,145,000	101,145,000
JP Morgan Securities LLC tri-party repurchase agreement dated 8/31/20; Proceeds at Maturity — $300,000,750; (Fully collateralized by various U.S. government obligations, 2.000% to 6.000% due 11/1/26 to 9/1/50; Market value — $306,000,765)	0.090%	9/1/20	300,000,000	300,000,000

See Notes to Financial Statements.

46	Government Portfolio 2020 Annual Report

Schedule of investments (unaudited) (cont’d)

August 31, 2020

Government Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Repurchase Agreements — continued
MUFG Securities Americas Inc. tri-party repurchase agreement dated 8/31/20; Proceeds at Maturity — $100,000,194; (Fully collateralized by various U.S. government obligations, 0.000% to 2.500% due 3/31/21 to 2/15/49; Market value — $102,000,000)	0.070%	9/1/20	$100,000,000	$100,000,000
Nomura Securities International Inc. tri-party repurchase agreement dated 8/31/20; Proceeds at Maturity — $150,000,292; (Fully collateralized by various U.S. government obligations, 0.000% to 1.125% due 10/15/24 to 5/15/45; Market value — $153,000,384)	0.070%	9/1/20	150,000,000	150,000,000
Nomura Securities International Inc. tri-party repurchase agreement dated 8/31/20; Proceeds at Maturity — $200,000,500; (Fully collateralized by various U.S. government obligations, 0.000% to 4.000% due 12/15/23 to 1/25/58; Market value — $204,596,636)	0.090%	9/1/20	200,000,000	200,000,000
Nomura Securities International Inc. tri-party repurchase agreement dated 8/31/20; Proceeds at Maturity — $400,001,000; (Fully collateralized by various U.S. government obligations, 2.000% to 4.500% due 12/1/26 to 9/1/50; Market value — $408,001,020)	0.090%	9/1/20	400,000,000	400,000,000
Royal Bank of Canada tri-party repurchase agreement dated 8/31/20; Proceeds at Maturity — $100,000,194; (Fully collateralized by various U.S. government obligations, 1.875% to 2.250% due 4/30/22 to 11/15/27;	0.070%	9/1/20	100,000,000	100,000,000
Societe Generale NY tri-party repurchase agreement dated 8/31/20; Proceeds at Maturity — $725,001,611; (Fully collateralized by various U.S. government obligations, 0.000% to 4.500% due 12/11/20 to 2/1/57; Market value — $739,500,000)	0.080%	9/1/20	725,000,000	725,000,000

See Notes to Financial Statements.

Government Portfolio 2020 Annual Report	47

Schedule of investments (unaudited) (cont’d)

August 31, 2020

Government Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Repurchase Agreements — continued
TD Securities LLC tri-party repurchase agreement dated 8/31/20; Proceeds at Maturity — $150,000,375; (Fully collateralized by various U.S. government obligations, 2.000% to 5.000% due 8/1/35 to 2/1/49; Market value — $153,000,029)	0.090%	9/1/20	$150,000,000	$150,000,000
Wells Fargo Bank NA tri-party repurchase agreement dated 8/31/20; Proceeds at Maturity — $250,000,486; (Fully collateralized by various U.S. government obligations, 0.000% to 0.125% due 10/22/20 to 7/31/22; Market value — $255,000,041)	0.070%	9/1/20	250,000,000	250,000,000
Total Repurchase Agreements				5,815,145,000
Total Investments — 102.4% (Cost — $19,592,124,831#)				19,592,124,831
Liabilities in Excess of Other Assets — (2.4)%				(466,742,650)
Total Net Assets — 100.0%				$19,125,382,181

#	Aggregate cost for federal income tax purposes is substantially the same.

(a)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(b)	Rate shown represents yield-to-maturity.

Abbreviation(s) used in this schedule:

LIBOR	— London Interbank Offered Rate

SOFR	— Secured Overnight Financing Rate

USD	— United States Dollar

See Notes to Financial Statements.

48	Government Portfolio 2020 Annual Report

Statement of assets and liabilities (unaudited)

August 31, 2020

Assets:
Investments, at value	$13,776,979,831
Repurchase agreements, at value	5,815,145,000
Cash	130,443,827
Interest receivable	3,352,844
Total Assets	19,725,921,502

Liabilities:
Payable for securities purchased	600,382,084
Trustees’ fees payable	26,698
Accrued expenses	130,539
Total Liabilities	600,539,321
Total Net Assets	$19,125,382,181

Represented by:
Paid-in capital	$19,125,382,181

See Xxxxx xx Xxxxxx Xxxxxx Xxxxxx

Government Portfolio 2020 Annual Report	49

Statement of operations (unaudited)

For the Year Ended August 31, 2020

Investment Income:
Interest	$162,422,674

Expenses:
Investment management fee (Note 2)	17,018,669
Trustees’ fees	396,806
Custody fees	281,263
Interest expense	280,942
Fund accounting fees	222,022
Legal fees	199,119
Audit and tax fees	36,428
Miscellaneous expenses	90,205
Total Expenses	18,525,454
Less: Fee waivers and/or expense reimbursements (Note 2)	(17,133,379)
Net Expenses	1,392,075
Net Investment Income	161,030,599
Net Realized Loss on Investments	(526,590)
Increase in Net Assets From Operations	$160,504,009

See Xxxxx xx Xxxxxx Xxxxxx Xxxxxx

50	Government Portfolio 2020 Annual Report

Statements of changes in net assets

For the Years Ended August 31,	2020	2019

Operations:
Net investment income	$161,030,599	$330,573,489
Net realized loss	(526,590)	(1,670,538)
Increase in Net Assets From Operations	160,504,009	328,902,951

Capital Transactions:
Proceeds from contributions	150,194,537,795	72,245,722,916
Value of withdrawals	(143,734,413,662)	(76,518,523,720)
Increase (Decrease) in Net Assets From Capital Transactions	6,460,124,133	(4,272,800,804)
Increase (Decrease) in Net Assets	6,620,628,142	(3,943,897,853)

Net Assets:
Beginning of year	12,504,754,039	16,448,651,892
End of year	$19,125,382,181	$12,504,754,039

See Notes to Financial Statements.

Government Portfolio 2020 Annual Report	51

Financial highlights

For the years ended August 31:
	2020	2019	2018	2017	2016

Net assets, end of year (millions)	$19,125	$12,505	$16,449	$20,280	$17,299
Total return[1]	1.08%	2.35%	1.50%	0.68%	0.32%

Ratios to average net assets:
Gross expenses	0.11%	0.11%	0.11%	0.11%	0.11%
Net expenses[2,3]	0.01	0.01	0.01	0.01	0.01
Net investment income	0.95	2.32	1.46	0.67	0.32

1

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

2

The investment manager, pursuant to the terms of the feeder fund’s investment management agreement, has agreed to waive 0.10% of Portfolio expenses, attributable to the Portfolio’s investment management fee.

Additional amounts may be voluntarily waived and/or reimbursed from time to time.

3	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

52	Government Portfolio 2020 Annual Report

Notes to financial statements

1. Organization and significant accounting policies

Government Portfolio (the “Portfolio”) is a separate diversified investment series of Master Portfolio Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At August 31, 2020, all investors in the Portfolio were funds advised or administered by the investment manager of the Portfolio and/or its affiliates.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. In accordance with Rule 2a-7 under the 1940 Act, money market instruments are valued at amortized cost, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Government Portfolio 2020 Annual Report	53

Notes to financial statements (unaudited) (cont’d)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Short-Term Investments†	—	$19,592,124,831	—	$19,592,124,831

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Portfolio may enter into repurchase agreements with institutions that its subadviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Portfolio acquires a debt security subject to an obligation of the seller to repurchase, and of the Portfolio to resell, the security at an agreed-upon price and time, thereby determining the yield during the Portfolio’s holding period. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian, acting on the Portfolio’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Portfolio generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Portfolio seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

(c) Interest income and expenses. Interest income (including interest income from payment-in-kind securities) consists of interest accrued and discount earned (including both original issue and market discount adjusted for amortization of premium) on the

54	Government Portfolio 2020 Annual Report

Notes to financial statements (unaudited) (cont’d)

investments of the Portfolio. Expenses of the Portfolio are accrued daily. The Portfolio bears all costs of its operations other than expenses specifically assumed by the investment manager.

(d) Method of allocation. Net investment income of the Portfolio is allocated pro rata, based on respective ownership interests, among the Fund and other investors in the Portfolio (the “Holders”) at the time of such determination. Gross realized gains and/or losses of the Portfolio are allocated to the Holders in a manner such that, the net asset values per share of each Holder, after each such allocation is closer to the total of all Holders’ net asset values divided by the aggregate number of shares outstanding for all Holders.

(e) Compensating balance arrangements. The Portfolio has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Portfolio’s cash on deposit with the bank.

(f) Income taxes. The Portfolio is classified as a partnership for federal income tax purposes. As such, each investor in the Portfolio is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. Therefore, no federal income tax provision is required. It is intended that the Portfolio’s assets will be managed so an investor in the Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code.

Management has analyzed the Portfolio’s tax positions taken on income tax returns for all open tax years and has concluded that as of August 31, 2020, no provision for income tax is required in the Portfolio’s financial statements. The Portfolio’s federal and state income tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(g) Other. Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction. Realized gains and losses are calculated on the identified cost basis.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Portfolio’s investment manager and Western Asset Management Company, LLC (“Western Asset”) is the Portfolio’s subadviser. As of July 31, 2020, LMPFA and Western Asset are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”). Prior to July 31, 2020, LMPFA and Western Asset were wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”). As of July 31, 2020, Legg Mason is a subsidiary of Franklin Resources.

Under the investment management agreement, the Portfolio pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.10% of the Portfolio’s average daily net assets.

Government Portfolio 2020 Annual Report	55

Note to financial statements (cont’d)

LMPFA provides administrative and certain oversight services to the Portfolio. LMPFA delegates to the subadviser the day-to-day portfolio management of the Portfolio. For its services, LMPFA pays Western Asset monthly 70% of the net management fee it receives from the Portfolio.

As a result of the investment management agreement between LMPFA and the feeder fund, LMPFA has agreed to waive 0.10% of Portfolio expenses, attributable to the Portfolio’s investment management fee. Additional amounts may be voluntarily waived and/or reimbursed from time to time.

During the year ended August 31, 2020, fees waived and/or expenses reimbursed amounted to $17,133,379.

LMPFA is permitted to recapture amounts waived and/or reimbursed to the Portfolio during the same fiscal year under certain circumstances.

As of July 31, 2020, all officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust. Prior to July 31, 2020, all officers and one Trustee of the Trust were employees of Legg Mason and did not receive compensation from the Trust.

3. Derivative instruments and hedging activities

During the year ended August 31, 2020, the Portfolio did not invest in derivative instruments.

4. Other matters

The outbreak of the respiratory illness COVID-19 (commonly referred to as “coronavirus”) has continued to rapidly spread around the world, causing considerable uncertainty for the global economy and financial markets. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The COVID-19 pandemic could adversely affect the value and liquidity of the Portfolio’s investments, impair the Portfolio’s ability to satisfy withdrawal requests, and negatively impact the Portfolio’s performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Portfolio by its service providers.

*  *  *

The Portfolio’s investments, payment obligations, and financing terms may be based on floating rates, such as the London Interbank Offered Rate, or “LIBOR,” which is the offered rate for short-term Eurodollar deposits between major international banks. Plans are underway to phase out the use of LIBOR by the end of 2021. There remains uncertainty regarding the nature of any replacement rate and the impact of the transition from LIBOR on the Portfolio’s transactions and the financial markets generally. As such, the potential effect of a transition away from LIBOR on the Portfolio or the Portfolio’s investments cannot yet be determined.

56	Government Portfolio 2020 Annual Report

Report of independent registered public accounting firm

To the Board of Trustees of Master Portfolio Trust and Investors of Government Portfolio

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Government Portfolio (one of the funds constituting Master Portfolio Trust, referred to hereafter as the “Fund”) as of August 31, 2020, the related statement of operations for the year ended August 31, 2020, the statement of changes in net assets for each of the two years in the period ended August 31, 2020, including the related notes, and the financial highlights for each of the three years in the period ended August 31, 2020 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2020 and the financial highlights for each of the three years in the period ended August 31, 2020 in conformity with accounting principles generally accepted in the United States of America.

The financial statements of the Fund as of and for the year ended August 31, 2017 and the financial highlights for each of the periods ended on or prior to August 31, 2017 (not presented herein, other than the financial highlights) were audited by other auditors whose report dated October 18, 2017 expressed an unqualified opinion on those financial statements and financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2020 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Baltimore, Maryland

October 20, 2020

We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Government Portfolio 2020 Annual Report	57

Board approval of new management and new subadvisory agreements (unaudited)

On February 18, 2020, Franklin Resources, Inc., a global investment management organization operating, together with its subsidiaries, as Franklin Templeton (“Franklin Templeton”), and Legg Mason, Inc. (“Legg Mason”) announced that they entered into a definitive agreement (the “Transaction Agreement”) for Franklin Templeton to acquire Legg Mason in an all-cash transaction (the “Transaction”). The Transaction closed on July 31, 2020. As part of this transaction, the Fund’s manager, Legg Mason Partners Fund Advisor, LLC (the “Manager”), and the Fund’s subadviser, Western Asset Management Company, LLC (the “Subadviser,” and collectively with the Manager, the “Advisers”), each a wholly owned subsidiary of Legg Mason, became wholly owned subsidiaries of Franklin Templeton. Under the Investment Company Act of 1940, as amended (the “1940 Act”), the Transaction resulted in the automatic termination of the Fund’s management agreement with the Manager that was in place prior to the closing of the Transaction (the “Existing Management Agreement”) and the sub-advisory agreement between the Manager and the Subadviser that was in place prior to the closing of the Transaction (the “Existing Sub-advisory Agreement,” and, collectively, the “Existing Agreements”).

At a meeting of the Board of Trustees of Master Portfolio Trust (the “Trust”) held on April 14, 2020,1 the Board, including the Trustees who are not considered to be “interested persons” of the Trust (the “Independent Trustees”) under the 1940 Act, approved a new management agreement (the “New Management Agreement”) between the Trust and the Manager with respect to Government Portfolio (the “Fund”), a series of the Trust, and the new sub-advisory agreement (the “New Sub-Advisory Agreement,” and collectively, the “New Agreements”) between the Manager and the Subadviser with respect to the Fund. The Board also authorized the Fund’s officers to submit the New Agreements to Fund shareholders for their approval. Fund shareholders were sent notice of the shareholder meeting and a proxy statement in April, 2020. Shareholders of the Fund have approved the New Agreements.

Background

On March 9, 2020, during a telephonic meeting, members of the Board discussed with Legg Mason management and certain Franklin Templeton representatives the Transaction and Franklin Templeton’s plans and intentions regarding the Legg Mason funds and Legg Mason’s asset management business, including the preservation and continued investment autonomy of the investment advisory businesses conducted by the Subadviser and the combination of Legg Mason’s and Franklin Templeton’s distribution resources.

1

This meeting was held telephonically in reliance on an exemptive order issued by the Securities and Exchange Commission on March 25, 2020. Reliance on the exemptive order is necessary and appropriate due to circumstances related to current or potential effects of COVID-19. All Trustees participating in the telephonic meeting were able to hear each other simultaneously during the meeting. Reliance on the exemptive order requires Trustees, including a majority of the Independent Trustees, to ratify actions taken pursuant to the exemptive order by vote cast at the next in-person meeting.

58	Government Portfolio

On April 8, 2020, the Independent Trustees met with representatives of Legg Mason to discuss the Transaction and the New Agreements. In addition, the Independent Trustees met separately, with the assistance of their independent legal counsel, to discuss and evaluate the information provided and to consider what additional information was desired.

The Independent Trustees considered, among other things, whether it would be in the best interests of the Fund and its respective shareholders to approve the New Agreements, and the anticipated impacts of the Transaction on the Fund and its shareholders. To assist the Board in its consideration of the New Agreements, Franklin Templeton provided materials and information about Franklin Templeton, including its financial condition and asset management capabilities and organization, and Franklin Templeton and Legg Mason provided materials and information about the Transaction.

Before or during the April 14, 2020 meeting, the Board sought additional information as it deemed necessary and appropriate. In connection with the Board’s consideration of the New Agreements, the Independent Trustees worked with their independent legal counsel to prepare requests for information that were submitted to Franklin Templeton and Legg Mason. The Board requested information relevant to the consideration of the New Agreements, distribution arrangements, and other anticipated impacts of the Transaction on the Fund and its shareholders. Franklin Templeton and Legg Mason provided documents and information in response to the request for information. Following their review of this information, the Independent Trustees submitted supplemental due diligence requests for additional information to Franklin Templeton and Legg Mason. Franklin Templeton and Legg Mason provided further information in response to this supplemental diligence request, which the Board reviewed. Senior management representatives from Franklin Templeton and Legg Mason participated in a portion of the meeting and addressed various questions raised by the Board.

At the April 14, 2020 meeting, representatives of Legg Mason (including representatives of the Advisers) and Franklin Templeton made presentations to, and responded to questions from, the Board. After the presentations and after reviewing the written materials provided, the Independent Trustees met in executive session with their counsel to consider the New Agreements.

The Board’s evaluation of the New Agreements reflected the information provided specifically in connection with its review of the New Agreements, as well as, where relevant, information that was previously furnished to the Board in connection with the most recent renewal of the Existing Agreements at in-person meetings held in November 2019 and at other prior Board meetings.

Among other things, the Board considered:

Government Portfolio	59

Board approval of new management and new subadvisory agreements (unaudited) (cont’d)

(i) the reputation, experience, financial strength and resources of Franklin Templeton and its investment advisory subsidiaries;

(ii) that Franklin Templeton informed the Board of its intent to maintain the investment autonomy of the Legg Mason investment advisory subsidiaries;

(iii) that Franklin Templeton and Legg Mason informed the Board that, following the Transaction, there would not be any expected diminution in the nature, quality and extent of services provided to the Fund and its shareholders by the Advisers, including compliance and other non-advisory services, and represented that there were not expected to be any changes in the portfolio management personnel managing the Fund as a result of the Transaction;

(iv) that Franklin Templeton and Legg Mason informed the Board regarding transition plans, including Legg Mason’s provision of retention incentives for certain Legg Mason corporate personnel prior to the closing of the Transaction, and Franklin Templeton’s provision of long-term retention mechanisms for certain personnel following the closing;

(v) that no changes to the Fund’s custodian or other service providers were expected as a result of the Transaction;

(vi) that Franklin Templeton informed the Board that it had no present intention to alter currently effective expense waivers and reimbursements after their expiration, and, while it reserves the right to do so in the future, it would consult with the Board before making any changes;

(vii) that Franklin Templeton did not expect to propose any changes to the investment objective of the Fund or any changes to the principal investment strategies of the Fund as a result of the Transaction;

(viii) the potential benefits to Fund shareholders from being part of a combined fund family with Franklin Templeton-sponsored funds and access to a broader array of investment opportunities;

(ix) that Franklin Templeton’s distribution capabilities, particularly with respect to retail investors, and significant network of intermediary relationships may provide additional opportunities for the Fund to grow assets and lower expense ratios by spreading expenses over a larger asset base;

(x) that Franklin Templeton and Legg Mason would each derive benefits from the Transaction and that, as a result, they had financial interests in the matters that were being considered;

(xi) the fact that the Fund’s contractual management fee rates would remain the same and would not be increased by virtue of the New Agreements;

60	Government Portfolio

(xii) the terms and conditions of the New Agreements, including that each New Agreement is identical to its corresponding Existing Agreement except for their respective dates of execution, effectiveness and termination;

(xiii) the support expressed by the current senior management team at Legg Mason for the Transaction and Legg Mason’s recommendation that the Board approve the New Agreements;

(xiv) that the Existing Agreements were the product of multiple years of review and negotiation and information received and considered by the Board in the exercise of its business judgment during those years, and that within the past year the Board had performed a full review of and approved the Existing Agreements as required by the 1940 Act and had determined in the exercise of the Board’s business judgment that each Adviser had the capabilities, resources and personnel necessary to provide the services provided to the Fund, and that the management and subadvisory fees paid by or in respect of the Fund represented reasonable compensation to the applicable Adviser in light of the services provided, the costs to the Adviser of providing those services, the fees and other expenses paid by similar funds, and such other matters as the Trustees considered relevant in the exercise of their business judgment, and represented an appropriate sharing between Fund shareholders and the Advisers of any economies of scale in the management of the Fund at current and anticipated asset levels;

(xv) that the Existing Agreements were considered and approved in November 2019;

(xvi) that the Fund would not bear the costs of obtaining shareholder approval of the New Agreements, including proxy solicitation costs, legal fees and the costs of printing and mailing the proxy statement; and

(xvii) that under the Transaction Agreement Franklin Templeton acknowledged that Legg Mason had entered into the Transaction Agreement in reliance upon the benefits and protections provided by Section 15(f) of the 1940 Act, and that, in furtherance of the foregoing, Franklin Templeton represented to the Trustees that it would conduct its business such that (a) for a period of not less than three years after the closing of the Transaction no more than 25% of the members of the Board shall be “interested persons” (as defined in the 1940 Act) of any investment adviser for a Fund, and (b) for a period of not less than two years after the closing, neither Franklin Templeton nor any of its affiliates shall impose an “unfair burden” (within the meaning of the 1940 Act, including any interpretations or no-action letters of the Securities and Exchange Commission) on the Fund as a result of the transactions contemplated by the Transaction Agreement or any express or implied terms, conditions or understandings applicable thereto.

Government Portfolio	61

Board approval of new management and new subadvisory agreements (unaudited) (cont’d)

Certain of these considerations are discussed in more detail below.

The Board noted that the Fund is a “master fund” in a “master-feeder” structure, in which each feeder fund has the same investment objective and policies as the Fund and invests substantially all of its assets in the Fund.

The information provided and presentations made to the Board encompassed the Fund and all other funds for which the Board has responsibility, including the following feeder funds in the Fund (each a “Feeder Fund”): Western Asset Institutional Government Reserves, a series of Legg Mason Partners Institutional Trust, Western Asset Government Reserves, a series of Legg Mason Partners Money Market Trust, and Western Asset Premier Institutional Government Reserves, a series of Legg Mason Partners Institutional Trust. The discussion below covers both the advisory and the administrative functions rendered by the Manager, both of which functions are encompassed by the New Management Agreement, as well as the advisory functions rendered by the Subadviser pursuant to the New Sub-Advisory Agreement.

Board approval of the New Agreements

The Independent Trustees were advised by separate independent legal counsel throughout the process. Prior to voting, the Independent Trustees received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed approval of the New Management Agreement and the New Sub-Advisory Agreement. The Independent Trustees also reviewed the proposed approval of the New Management Agreement and the New Sub-Advisory Agreement in private sessions with their independent legal counsel at which no representatives of the Manager and Subadviser were present. The Independent Trustees considered the New Management Agreement and the New Sub-Advisory Agreement separately in the course of their review. In doing so, they noted the respective roles of the Manager and the Subadviser in providing services to the Fund.

In their deliberations, the Trustees considered information received in connection with the most recent Board approval/continuation of each Existing Agreement in addition to information provided by Franklin Templeton and Legg Mason in connection with their evaluation of the terms and conditions of the New Agreements. In connection with the most recent approval/continuation of each Existing Agreement, and in connection with their review of each New Agreement, the Trustees did not identify any particular information that was all-important or controlling, and each Trustee may have attributed different weights to the various factors.

After considering all of the factors and information, and in the exercise of its business judgment, the Board, including the Independent Trustees, concluded that the New Agreements, including the fees payable thereunder, were fair and reasonable and that

62	Government Portfolio

entering into the New Agreements for the Fund was in the best interests of the Fund’s shareholders and approved the New Agreements and recommended that shareholders approve the New Agreements.

Nature, extent and quality of the services under the New Agreements

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Subadviser under the Existing Agreements. In evaluating the nature, quality and extent of the services to be provided by the Advisers under the New Agreements, the Trustees considered, among other things, the expected impact, if any, of the Transaction on the operations, facilities, organization and personnel of each Adviser, and that Franklin Templeton and Legg Mason advised the Boards that, following the Transaction, no diminution in the nature, quality and extent of services provided to the Fund and its shareholders by the Advisers, including compliance and other non-advisory services, were expected, and that no changes in portfolio management personnel as a result of the Transaction were expected. The Board has received information at regular meetings throughout the past year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Subadviser took into account the Board’s knowledge gained as Trustees of funds in the Legg Mason fund complex, including knowledge gained regarding the scope and quality of the investment management and other capabilities of the Manager and the Subadviser, and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager and the Subadviser, and the undertakings required of the Manager and Subadviser in connection with those services, including maintaining and monitoring their own and the Fund’s compliance programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board also noted that on a regular basis it received and reviewed information from the Manager and the Subadviser regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act, and took that information into account in its evaluation of the New Agreements. The Board also considered the risks associated with the Fund borne by the Manager and its affiliates (such as entrepreneurial, operational, reputational, litigation and regulatory risk), as well as the Manager’s and the Subadviser’s risk management processes.

The Board considered information provided by Franklin Templeton regarding its business and operating structure, scale of operation, leadership and reputation, distribution capabilities, and financial condition.

The Board also reviewed the qualifications, backgrounds and responsibilities of the Manager’s and the Subadviser’s senior personnel and the team of investment professionals

Government Portfolio	63

Board approval of new management and new subadvisory agreements (unaudited) (cont’d)

primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered the financial resources of Legg Mason and Franklin Templeton and the importance of having a Fund manager with, or with access to, significant organizational and financial resources. The Board considered the benefits to the Fund of being part of a larger combined organization with greater financial resources following the Transaction, particularly during periods of market disruptions and volatility.

The Board also considered the policies and practices of the Manager and the Subadviser regarding the selection of brokers and dealers and the execution of portfolio transactions for the Fund. In addition, the Board considered management’s periodic reports to the Board on, among other things, its business plans and any organizational changes.

In considering the performance of the Fund, the Board received and considered performance information for each Feeder Fund as well as for a group of funds (the “Performance Universe”) selected by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, based on classifications provided by Thomson Reuters Lipper (“Lipper”). The Board noted that the Feeder Funds’ performance was the same as the performance of the Fund (except for the effect of fees at the Feeder Fund level), and therefore was relevant to the Board’s consideration of the Fund’s performance. The Board was provided with a description of the methodology used to determine the similarity of the Feeder Funds with the funds included in the Performance Universe. It was noted that while the Board found the Broadridge data generally useful they recognized its limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time. The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing each Feeder Fund’s performance against its benchmark and against each Feeder Fund’s peers. In addition, the Board considered each Feeder Fund’s performance in light of overall financial market conditions.

•

The information comparing Western Asset Institutional Government Reserves’ performance to that of its Performance Universe, consisting of all funds (including the Feeder Fund) classified as U.S. government money market funds by Lipper, showed, among other data, that the Feeder Fund’s performance for the 1-, 3-, 5- and 10-year periods ended December 31, 2019 was above the median.

•

The information comparing Western Asset Government Reserves’ performance to that of its Performance Universe, consisting of all funds (including the Feeder Fund) classified as U.S. government money market funds by Lipper, showed, among other data, that the Feeder Fund’s performance for the 1-, 3-, 5- and 10-year periods ended December 31, 2019 was approximately equivalent to the median.

64	Government Portfolio

•

The information comparing Western Asset Premier Institutional Government Reserves’ performance to that of its Performance Universe, consisting of all funds (including the Feeder Fund) classified as U.S. government money market funds by Lipper, showed, among other data, that the Feeder Fund’s performance for the since inception period ended December 31, 2019 was slightly higher than the median.

Based on their review of the materials provided and the assurances received from Franklin Templeton and Legg Mason, the Trustees determined that the Transaction was not expected to affect adversely the nature, extent and quality of services provided by each Adviser and that the Transaction was not expected to have an adverse effect on the ability of the Manager and Subadviser to provide those services, and the Board concluded that, overall, the nature, extent and quality of services expected to be provided, including performance, under the New Agreements were sufficient for approval.

Management fees and expense ratios

The Board considered that it had reviewed the Feeder Funds’ management fees and total expense ratios at the 2019 contract renewal meetings. The Board considered that the New Agreements would not change the Feeder Funds’ management fee rates or the computation method for calculating such fees, and that there is no present intention to alter expense waiver and reimbursement arrangements that are currently in effect.

The Board reviewed and considered each Feeder Fund’s contractual management fee (each, a “Contractual Management Fee”) and the actual management fees paid by each Feeder Fund to the Manager (each, an “Actual Management Fee”) in light of the nature, extent and quality of the management and sub-advisory services to be provided by the Manager and the Subadviser. The Board also considered that fee waiver and/or expense reimbursement arrangements are currently in place for each Feeder Fund. The Board also noted that the compensation paid to the Subadviser is the responsibility and expense of the Manager, not the Fund.

In addition, the Board received and considered information provided by Broadridge comparing the Contractual Management Fees, and the Actual Management Fees and the total actual expenses of each Feeder Fund with those of funds in both the relevant expense group and a broader group of funds, each selected by Broadridge based on classifications provided by Lipper. It was noted that while the Board found the Broadridge data generally useful they recognized its limitations, including that the data may vary depending on the selection of the peer group. The Board noted that the Feeder Funds’ assets represented a significant portion of the Fund’s assets. The Board noted that the Feeder Funds’ expense information reflected both management fees and total expenses payable by the Feeder Funds as well as management fees and total expenses payable by the Fund, and therefore was relevant to the Board’s conclusions regarding the Fund’s expenses. The Board also reviewed information regarding fees charged by the Manager and/or the Subadviser to

Government Portfolio	65

Board approval of new management and

new subadvisory agreements (unaudited) (cont’d)

other U.S. clients investing primarily in an asset class similar to that of the Fund, including, where applicable, separate accounts.

The Manager reviewed with the Board the differences in services provided to these different types of accounts, noting that the Fund is provided with certain administrative services, office facilities, and Fund officers (including the Fund’s chief executive, chief financial and chief compliance officers), and that the Manager coordinates and oversees the provision of services to the Fund by other Fund service providers. The Board considered the fee comparisons in light of the differences in management of these different types of accounts and the differences in associated risks borne by the Advisers.

The Board considered the management fee, the fees of the Subadviser and the amount of the management fee retained by the Manager after payment of the subadvisory fee in each case in light of the services rendered for those amounts. The Board also received an analysis of Legg Mason complex-wide management fees for funds with a similar strategy provided by the Manager, which, among other things, set out a framework of fees based on asset classes.

•

The information comparing Western Asset Institutional Government Reserves’ Contractual and Actual Management Fees as well as its actual total expense ratio to its expense group, consisting of a group of U.S. government money market funds (including the Feeder Fund) chosen by Broadridge to be comparable to the Feeder Fund, showed that the Feeder Fund’s Contractual Management Fee was below the median and the Actual Management Fee was below the median. The Board noted that the Feeder Fund’s actual total expense ratio also was below the median. The Board also considered that the current limitation on the Feeder Fund’s expenses is expected to continue through December 2020.

•

The information comparing Western Asset Government Reserves’ Contractual and Actual Management Fees as well as its actual total expense ratio to its expense group, consisting of a group of U.S. government money market funds (including the Feeder Fund) chosen by Broadridge to be comparable to the Feeder Fund, showed that the Feeder Fund’s Contractual Management Fee and Actual Management Fee were above the median. The Board noted that the Feeder Fund’s actual total expense ratio was above the median. The Board took into account management’s discussion of the Feeder Fund’s expenses. The Board also considered that the current limitation on the Feeder Fund’s expenses is expected to continue through December 2020.

•

The information comparing Western Asset Premier Institutional Government Reserves’ Contractual and Actual Management Fees as well as its actual total expense ratio to its expense group, consisting of a group of U.S. government money market funds (including the Feeder Fund) chosen by Broadridge to be comparable to the Feeder Fund, showed that

66	Government Portfolio

the Feeder Fund’s Contractual Management Fee was approximately equivalent to the median and Actual Management Fee was below the median. The Board noted that the Feeder Fund’s actual total expense ratio was below the median. The Board took into account management’s discussion of the Feeder Fund’s expenses. The Board also considered that the current limitation on the Feeder Fund’s expenses is expected to continue through December 2020.

In evaluating the costs of the services to be provided by the Manager and Subadviser under the New Agreements, the Board considered, among other things, whether management fees or other expenses would change as a result of the Transaction. Based on their review of the materials provided and the assurances they had received from Franklin Templeton and Legg Mason, the Trustees determined that the Transaction would not increase the total fees payable by the Fund for management services.

Taking all of the above into consideration, as well as the factors identified below, the Board determined that the management fee and the subadvisory fee for the Fund were reasonable in light of the nature, extent and quality of the services to be provided to the Fund under the New Agreements.

Profitability and economies of scale

The Board received and considered an analysis of the profitability of the Manager and its affiliates in providing services to the Fund and the Feeder Funds that invest in the Fund. The Board also received profitability information with respect to the Legg Mason fund complex as a whole. In addition, the Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data. It was noted that the allocation methodologies had been previously reviewed by an outside consultant. The profitability of the Manager and its affiliates was considered by the Board not excessive in light of the nature, extent and quality of the services provided to the Fund and the type of fund it represented.

The Board received and considered information concerning whether the Advisers realize economies of scale as the Fund’s assets grow. In conjunction with their most recent or prior deliberations concerning the Existing Agreements, the Board noted that:

•

Fee breakpoints had been implemented for Western Asset Institutional Government Reserves, as well as contractual expense limitations, and that after taking those breakpoints and expense limitations into account, the Board had determined that the total fees for management services, and administrative services for the Feeder Fund, were reasonable in light of the services provided, and that any economies of scale were being shared appropriately.

•	Fee breakpoints had been implemented for Western Asset Government Reserves, as well as contractual expense limitations, and that after taking those breakpoints and expense

Government Portfolio	67

Board approval of new management and

new subadvisory agreements (unaudited) (cont’d)

limitations into account, the Board had determined that the total fees for management services, and administrative services for the Feeder Fund, were reasonable in light of the services provided, and that any economies of scale were being shared appropriately.

•

Fee breakpoints had been implemented for Western Asset Premier Institutional Government Reserves, as well as contractual expense limitations, and that after taking those breakpoints and expense limitations into account, the Board had determined that the total fees for management services, and administrative services for the Feeder Fund, were reasonable in light of the services provided, and that any economies of scale were being shared appropriately.

The Board noted that Franklin Templeton and Legg Mason are expected to realize cost savings from the Transaction based on synergies of operations, as well as to benefit from possible growth of the Fund resulting from enhanced distribution capabilities. However, they noted that other factors could also affect profitability and potential economies of scale, and that it was not possible to predict with any degree of certainty how the Transaction would affect the Advisers’ profitability from their relationship with the Fund, nor to quantify at this time any possible future economies of scale. The Trustees noted they will have the opportunity to periodically re-examine such profitability and any economies of scale going forward.

The Board determined that the management fee structure for the Fund, including breakpoints at the Feeder Fund level, was reasonable.

Other benefits to the Manager and the Subadviser

The Board considered other benefits received by the Manager, the Subadviser and their affiliates as a result of their relationship with the Fund, including the opportunity to offer additional products and services to the Feeder Funds’ shareholders.

In light of the costs of providing investment management and other services to the Fund and the ongoing commitment of the Manager and the Subadviser to the Fund, the Board considered that the ancillary benefits that the Manager and its affiliates received are reasonable. In evaluating the fall-out benefits to be received by the Manager and Subadviser under the New Agreements, the Board considered whether the Transaction would have an impact on the fall-out benefits received by virtue of the Existing Agreements.

The Board considered that Franklin Templeton may derive reputational and other benefits from its ability to use the Legg Mason investment affiliates’ names in connection with operating and marketing the Fund. The Board also considered that the Transaction would significantly increase Franklin Templeton’s assets under management and expand Franklin Templeton’s investment capabilities.

68	Government Portfolio

Additional shareholder information (unaudited)

Results of special meeting of investors

On July 14, 2020 a special meeting of investors was held for the following purposes: 1) to approve a new management agreement between the Portfolio and its investment manager; and 2) to approve a new subadvisory agreement with respect to the Portfolio’s subadviser. The following table provides the number of votes cast for or against, as well as the number of abstentions and broker non-votes as to each matter voted on at the special meeting of investors. Each item voted on was approved.

Item Voted On	Voted For	Voted Against	Abstentions	Broker Non-Votes
To Approve a New Management Agreement with Legg Mason Partners Fund Advisor, LLC	21,540,899,638.036	68,298,075.091	706,547,317.723	0
To Approve a New Subadvisory Agreement with Western Asset Management Company, LLC	21,506,282,783.993	69,149,420.978	740,312,825.879	0

Government Portfolio	69

Additional information (unaudited)

Information about Trustees and Officers

The Trustees and officers of the Fund also serve as the Trustees and officers of the Portfolio. Information about the Trustees and officers of the Fund can be found on pages 31 through 37 of this report.

70	Government Portfolio

ITEM 2.	CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that Robert Abeles, Jr., possess the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify an “audit committee financial experts,” and has designated Mr. Abeles, Jr. as the Audit Committee’s financial experts. Mr. Abeles, Jr. is an “independent” Trustees pursuant to paragraph (a) (2) of Item 3 to Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees. The aggregate fees billed in the last two fiscal years ending August 31, 2019 and August 31, 2020 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $160,335 in August 31, 2019 and $166,585 in August 31, 2020.

b) Audit-Related Fees. The aggregate fees billed in the Reporting Period for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $15,000 in August 31, 2019 and $0 in August 31, 2020.

In addition, there were no Audit-Related Fees billed in the Reporting Period for assurance and related services by the Auditor to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Master Portfolio Trust (“service affiliates”), that were reasonably related to the performance of the annual audit of the service affiliates. Accordingly, there were no such fees that required pre-approval by the Audit Committee for the Reporting Period.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $0 in August 31, 2019 and $0 in August 31, 2020. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Auditors to service affiliates during the Reporting Periods that required pre-approval by the Audit Committee.

d) All Other Fees. There was no other fee billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) for the Item for the Master Portfolio Trust.

All Other Fees. There were no other non-audit services rendered by the Auditor to Legg Mason Partners Fund Advisors, LLC (“LMPFA”), and any entity controlling, controlled by or under common control with LMPFA that provided ongoing services to Master Portfolio Trust requiring pre-approval by the Audit Committee in the Reporting Period.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Charter for the Audit Committee (the “Committee”) of the Board of each registered investment company (the “Fund”) advised by LMPFA or one of their affiliates (each, an

“Adviser”) requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to the Adviser and any Covered Service Providers if the engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund (“Covered Service Providers”) constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(2) For the Master Portfolio Trust, the percentage of fees that were approved by the audit committee, with respect to: Audit-Related Fees were 100% and 100% for August 31, 2019 and August 31, 2020; Tax Fees were 100% and 100% for August 31, 2019 and August 31, 2020; and Other Fees were 100% and 100% for August 31, 2019 and August 31, 2020.

(f) N/A

(g) Non-audit fees billed by the Auditor for services rendered to Master Portfolio Trust, LMPFA and any entity controlling, controlled by, or under common control with LMPFA that provides ongoing services to Master Portfolio Trust during the reporting period were $463,263 in August 31, 2019 and $457,301 in August 31, 2020.

(h) Yes. Master Portfolio Trust’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Accountant’s independence. All services provided by the Auditor to the Master Portfolio Trust or to Service Affiliates, which were required to be pre-approved, were pre-approved as required.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

a)	The independent board members are acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act .The Audit Committee consists of the following Board members:

Robert Abeles, Jr.

Jane F. Dasher

Anita L. DeFrantz

Susan B. Kerley

Michael Larson**

Ronald L. Olson

Avedick B. Poladian

William E.B. Siart

Jaynie M. Studenmund

Peter J. Taylor

* During a December 3, 2019 special meeting of shareholders, a new group of board members was elected to oversee substantially all the mutual funds within the Legg Mason fund complex that are advised by Western Asset Management Company, LLC, effective January 1, 2020.

** Effective March 6, 2020, Mr. Larson became a Trustee.

b)	Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the

Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit  99.CODE ETH

(a) (2)  Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Master Portfolio Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	October 26, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	October 26, 2020

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	October 26, 2020